Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW ALTERNATIVE FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
TCW/Gargoyle Dynamic 500 Collar Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW/Gargoyle Dynamic 500 Collar Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation with limited and defined risk of significant loss compared to the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate thereby having the effect of decreasing the portfolio turnover rate. If these instruments were included in the calculations, the Fund would have a higher portfolio turnover rate. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursement" will not correlate to the corresponding ratios included in the Fund's Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objective by gaining exposure to the S&P 500 Index (“SPX”) directly or indirectly through ETFs (the “Stock Portfolio”), by buying SPX, or SPX ETF, put options intended to protect against a drop in the Stock Portfolio and by selling higher strike price and shorter-dated SPX, or SPX ETF, call options to reduce the Adviser-forecasted cost of maintaining the put position (the “Options Portfolio”). The Fund may implement the options-only equivalent of this strategy, thereby obviating the need to buy the SPX directly, or gain exposure by buying an SPX exchange-traded fund, for some or all of the Fund’s position.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds instruments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio instruments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Equity Securities Risk: Investments in equity securities involve substantial risks and may be subject to wide and sudden fluctuations in market value, as a result of changes in a company’s financial condition and in overall market, economic and political conditions, changing perception regarding the industries in which the issuing securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
  Market Risk: Market risk is the risk that the securities or other markets in which the Fund trades or to which the Fund is exposed will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value.
  Index Call Option Writing Risk: As the writer of an SPX call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the SPX above the exercise price of the call option.
  Hedging or Collar Risk: It is not possible to hedge fully or perfectly against any risk, or to protect gains, if any, and hedging entails its own costs. Hedging may also reduce gains or result in losses.
  Leverage Risk: Leverage may result from certain transactions, including the use of derivatives (including options), borrowing and reverse repurchase agreements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage, and, during periods of adverse market conditions, the use of leverage may cause the Fund to lose more money than would have been the case if leverage was not used. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Derivatives Risk: The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is the measurement of how much the change in the price of a security, an index or a market varies compared to its average change. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
  Options: Investments in options are considered speculative. When the Fund purchases an option, it may lose the entire amount paid for it if the price of the underlying security decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, the purchase price would represent a loss to the Fund. When a Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below (in the case of a put) or above (in the case of a call) the exercise price of the written option, the Fund could experience a substantial loss.
  Difference in Market Close Time Risk: The listed stock markets close at 4 PM ET whereas the listed option markets close at 4:15 PM ET. News that is announced between 4 PM and 4:15 PM could cause the options portfolio to move adversely without the ability of the stock portfolio to move.
  Models Risk: The proprietary algorithm and software (collectively, “models”) used by the Sub-Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. Any imperfections or limitations in the analyses and models could affect the ability of the Sub-Adviser to implement its strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate. Additionally, the Sub-Adviser is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by it. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the Sub-Adviser had not adjusted or deviated from the models.
  Management Risk: The skills of the Adviser and the Sub-Adviser will play a significant role in the Fund’s ability to achieve its investment objective. In addition, an investment strategy may fail to produce the intended results.
  New Fund Risk: The Fund is new. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, which could result in the Fund being liquidated at any time without shareholder approval and could have negative tax consequences for shareholders.
  Alternative Strategies Risk: The investment strategies employed by the Fund are alternative strategies that have not been applied to mutual funds for an extended period of time. Accordingly, the Fund is subject to the risk that anticipated opportunities do not play out as planned, or that there are unexpected challenges in implementing the Fund’s strategies due to regulatory constraints for mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Investment results are not available because the Fund has not been operational for at least one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investment results are not available because the Fund has not been operational for at least one calendar year.
TCW/Gargoyle Dynamic 500 Collar Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment.)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	15.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.06%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.97%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	3,090
TCW/Gargoyle Dynamic 500 Collar Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment.)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.31%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.97%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	$ 3,146

[1]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursement” will not correlate to the corresponding ratios included in the Fund’s Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as “Acquired fund fees and expenses.”
[2]	TCW Investment Management Company LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding taxes, interest, brokerage commissions, dividends on securities sold short, acquired fund fees and expenses, and extraordinary expenses) to 1.00% of average daily net assets with respect to Class I shares and 1.25% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2019. During this term, only the Board of Trustees may terminate or modify the terms of the contract. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to any applicable expense caps at the time of recoupment or at the time of waiver and/or reimbursement, whichever is lower. If the Adviser does not agree to waive fees and/or reimburse expenses after March 1, 2019, the fees and expenses paid by shareholders of the Fund will increase.